Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Redeemable Preferred Shares
Schedule of the Group's preferred shares

	As of December 31,
	2017	2018
	US$	US$
Series A preferred shares ( US$0.00001 par value; 442,174,065 and nil shares authorized, issued and outstanding with redemption value of US$6,168,328 and nil as of December 31, 2017 and 2018, respectively.)	4,112,218	—
Series B preferred shares ( US$0.00001par value; 423,682,617 shares and nil authorized, issued and outstanding with redemption value of US$12,257,781 and nil as of December 31, 2017 and 2018)	7,288,964	—
Series B+ preferred shares ( US$0.00001par value; 129,616,445 and nil shares authorized, issued and outstanding with redemption value of US$3,750,000 and nil as of December 31, 2017 and 2018)	2,500,000	—
Series B-1 preferred shares ( US$0.00001 par value; 119,688,525 and nil shares authorized, issued and outstanding with redemption value of US$6,925,540 and nil as of December 31, 2017 and 2018)	7,166,628	—
Series C preferred shares ( US$0.00001 par value; 651,629,045 and nil shares authorized, issued and outstanding with redemption value of US$103,950,000 and nil as of December 31, 2017 and 2018)	69,300,000	—
Series D preferred shares ( US$0.00001 par value; 223,478,358 and nil shares authorized, issued and outstanding with redemption value of US$54,312,440 and nil as of December 31, 2017 and 2018)	46,000,000	—
Series D-1 preferred shares ( US$0.00001 par value; 89,668,956 and nil shares authorized, issued and outstanding with redemption value of US$22,330,558 and nil as of December 31, 2017 and 2018, respectively)	20,000,000	—
Total	156,367,810	—